Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Note 5.	Derivative Financial Instruments

The derivative liabilities for foreign exchange contracts as of March 31, 2015 and December 31, 2014 were $1 million and $1 million, respectively, and are included in the condensed consolidated balance sheet in accrued expenses. The derivative assets for foreign exchange contracts as of March 31, 2015 and December 31, 2014 were not significant.

For derivative instruments that are designated and qualify as cash flow hedges, gains or losses recognized to earnings were not significant in the three months ended March 31, 2015 and 2014. As of March 31, 2015, the aggregate notional values of outstanding foreign exchange derivative contracts designated as cash flow hedges were $39 million. Cash flow hedges resulted in no significant ineffectiveness in the three months ended March 31, 2015 and 2014. For the three months ended March 31, 2015 and 2014, no gains or losses were reclassified into earnings as a result of the discontinuance of cash flow hedges due to the original forecasted transaction no longer being probable of occurring. At March 31, 2015, amounts to be reclassified from AOCI during the next twelve months are not expected to be significant. The maximum maturity of cash flow hedges in place at March 31, 2015 is March 2016.

Gains or losses on undesignated foreign exchange hedging instruments are immediately recognized in other income and expense, net. These gains or losses have not been significant for the three months ended March 31, 2015 and 2014. The effect on earnings from the use of these non-designated derivatives is substantially neutralized by the transactional gains and losses recorded on the underlying assets and liabilities. As of March 31, 2015, the notional amount of these undesignated derivative instruments was $70 million.

Note 15.	Objectives and Strategies for Using Derivatives

As a multinational enterprise, we are exposed to financial risks, such as changes in foreign currency exchange rates, interest rates and commodity prices. We employ a number of practices to manage these risks, including operating activities and, where appropriate, the use of derivative instruments. We use derivative instruments, such as forward swap contracts, to hedge a limited portion of our exposure to market risk arising from changes in prices of certain commodities. These derivatives are designated as cash flow hedges of specific quantities of the underlying commodity expected to be purchased in future months. In addition, we enter into derivative instruments for certain of our non-U.S. operations to hedge a portion of forecasted cash flows for raw materials, imports of intercompany finished goods and other intercompany goods and services denominated in U.S. dollars. For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is recognized in earnings in the same period that the hedged exposure affects earnings.

We enter into derivative instruments to hedge a portion of forecasted cash flows denominated in Thai baht for purchases of raw materials denominated in U.S. dollars made by our affiliates in Thailand. The derivative instruments used to manage these exposures are designated and qualify as cash flow hedges. The foreign currency exposure on certain non-functional currency denominated monetary assets and liabilities, primarily intercompany loans and accounts payable, is primarily hedged with undesignated derivative instruments.

Translation adjustments result from translating foreign entities’ financial statements into U.S. dollars from their functional currencies. The risk to any particular entity’s net assets is reduced to the extent that the entity is financed with local currency borrowing. Translation exposure, which results from changes in translation rates between functional currencies and the U.S. dollar, is not hedged.

The derivative assets for foreign exchange contracts were not material as of December 31, 2014. The derivative liabilities for foreign exchange contracts as of December 31, 2013 were $5 million and are included in the consolidated and combined balance sheet in accrued expenses.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is initially recorded in AOCI, net of related income taxes, and recognized in earnings in the same period that the hedged exposure affects earnings. These gains or losses recognized to earnings were not significant in each of the three years ended December 31, 2014. As of December 31, 2014, the aggregate notional value of outstanding foreign exchange derivative contracts designated as cash flow hedges was approximately $36 million. Cash flow hedges resulted in no significant ineffectiveness in each of the three years ended December 31, 2014. For each of the three years ended December 31, 2014, no gains or losses were reclassified into earnings as a result of the discontinuance of cash flow hedges due to the original forecasted transaction no longer being probable of occurring. At December 31, 2014, amounts to be reclassified from AOCI during the next year are not expected to be significant. The maximum maturity of cash flow hedges in place at December 31, 2014 is December 2015.

Gains or losses on undesignated foreign exchange hedging instruments are immediately recognized in other (income) and expense, net. These gains or losses have not been significant for each of the three years ended December 31, 2014. The effect on earnings from the use of these non-designated derivatives is substantially neutralized by the transactional gains and losses recorded on the underlying assets and liabilities. At December 31, 2014, the notional amount of these undesignated derivative instruments was approximately $83 million.